Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 10	Intangible Assets

Intangible assets consisted of the following:

At December 31 (Dollars in Millions)	Estimated Life(a)	Amortization Method(b)	Balance
			2017	2016
Goodwill		(c)	$9,434	$9,344
Merchant processing contracts	7 years/8 years	SL/AC	89	108
Core deposit benefits	22 years/5 years	SL/AC	131	161
Mortgage servicing rights		(c)	2,645	2,591
Trust relationships	10 years/7 years	SL/AC	45	59
Other identified intangibles	6 years/4 years	SL/AC	318	384
Total			$12,662	$12,647
(a)	Estimated life represents the amortization period for assets subject to the straight line method and the weighted average or life of the underlying cash flows amortization period for intangibles subject to accelerated methods. If more than one amortization method is used for a category, the estimated life for each method is calculated and reported separately.
(b)	Amortization methods: SL = straight line method
AC	= accelerated methods generally based on cash flows
(c)	Goodwill is evaluated for impairment, but not amortized. Mortgage servicing rights are recorded at fair value, and are not amortized.

Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2017	2016	2015
Merchant processing contracts	$24	$28	$35
Core deposit benefits	30	34	40
Trust relationships	14	16	21
Other identified intangibles	107	101	78

Total	$175	$179	$174

The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2018	$148
2019	119
2020	93
2021	71
2022	51

The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2017, 2016 and 2015:

(Dollars in Millions)	Corporate and Commercial Banking	Consumer and Business Banking	Wealth Management and Investment Services	Payment Services	Treasury and Corporate Support	Consolidated Company
Balance at December 31, 2014	$1,648	$3,680	$1,570	$2,491	$–	$9,389
Foreign exchange translation and other	(1)	1	(3)	(25)	–	(28)

Balance at December 31, 2015	$1,647	$3,681	$1,567	$2,466	$–	$9,361
Foreign exchange translation and other	–	–	(1)	(16)	–	(17)

Balance at December 31, 2016	$1,647	$3,681	$1,566	$2,450	$–	$9,344
Goodwill acquired	–	–	–	62	–	62
Foreign exchange translation and other	–	–	3	25	–	28

Balance at December 31, 2017	$1,647	$3,681	$1,569	$2,537	$–	$9,434